Total Invested Assets and Related Net Investment Income - Reconciliation of Assets and Liabilities Categorized in Level 3 (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Changes in fair value measurement, assets [abstract]
Beginning balance	$ 162,948
Ending balance	178,698	$ 162,948
Fair value changes on investment properties	383	486
Amortization of leasing commissions and tenant inducements	72	34
Recurring fair value measurement | Level 3
Changes in fair value measurement, assets [abstract]
Beginning balance	18,964	18,975
Included in net income	(157)	(571)
Included in OCI	5	4
Purchases / Issuances	2,254	2,231
Sales / Payments	(935)	(1,051)
Settlements	(109)	(20)
Transfers into Level 3	624	390
Transfers (out) of Level 3	(1,058)	(918)
Foreign currency translation	307	(76)
Ending balance	19,895	18,964
Gains (losses) included in earnings relating to instruments still held at the reporting date	(79)	(592)
Recurring fair value measurement | Level 3 | Previously stated
Changes in fair value measurement, assets [abstract]
Beginning balance	18,964
Ending balance		18,964
Recurring fair value measurement | Level 3 | Other financial invested assets
Changes in fair value measurement, assets [abstract]
Beginning balance	6,074	5,555
Included in net income	251	(169)
Included in OCI	0	0
Purchases / Issuances	825	984
Sales / Payments	(389)	(261)
Settlements	0	0
Transfers into Level 3	0	0
Transfers (out) of Level 3	(15)	0
Foreign currency translation	134	(35)
Ending balance	6,880	6,074
Gains (losses) included in earnings relating to instruments still held at the reporting date	247	(170)
Recurring fair value measurement | Level 3 | Other financial invested assets | Previously stated
Changes in fair value measurement, assets [abstract]
Beginning balance	6,074
Ending balance		6,074
Recurring fair value measurement | Level 3 | Investment properties
Changes in fair value measurement, assets [abstract]
Beginning balance	9,723	10,102
Included in net income	(455)	(520)
Included in OCI	0	0
Purchases / Issuances	146	391
Sales / Payments	(255)	(220)
Settlements	0	0
Transfers into Level 3	0	0
Transfers (out) of Level 3	0	0
Foreign currency translation	131	(30)
Ending balance	9,290	9,723
Gains (losses) included in earnings relating to instruments still held at the reporting date	(369)	(522)
Recurring fair value measurement | Level 3 | Investment properties | Previously stated
Changes in fair value measurement, assets [abstract]
Beginning balance	9,723
Ending balance		9,723
Recurring fair value measurement | Level 3 | Total invested assets measured at fair value
Changes in fair value measurement, assets [abstract]
Beginning balance	18,623	18,344
Included in net income	(149)	(556)
Included in OCI	5	4
Purchases / Issuances	2,081	2,058
Sales / Payments	(873)	(607)
Settlements	(108)	(19)
Transfers into Level 3	624	390
Transfers (out) of Level 3	(1,058)	(918)
Foreign currency translation	291	(73)
Ending balance	19,436	18,623
Gains (losses) included in earnings relating to instruments still held at the reporting date	(79)	(574)
Recurring fair value measurement | Level 3 | Total invested assets measured at fair value | Previously stated
Changes in fair value measurement, assets [abstract]
Beginning balance	18,623
Ending balance		18,623
Recurring fair value measurement | Level 3 | Investments for account of segregated fund holders
Changes in fair value measurement, assets [abstract]
Beginning balance	341	631
Included in net income	(8)	(15)
Included in OCI	0	0
Purchases / Issuances	173	173
Sales / Payments	(62)	(444)
Settlements	(1)	(1)
Transfers into Level 3	0	0
Transfers (out) of Level 3	0	0
Foreign currency translation	16	(3)
Ending balance	459	341
Gains (losses) included in earnings relating to instruments still held at the reporting date	0	(18)
Recurring fair value measurement | Level 3 | Investments for account of segregated fund holders | Previously stated
Changes in fair value measurement, assets [abstract]
Beginning balance	341
Ending balance		341
FVTPL | Recurring fair value measurement | Level 3 | Debt securities
Changes in fair value measurement, assets [abstract]
Beginning balance	402	394
Included in net income	2	9
Included in OCI	0	0
Purchases / Issuances	436	211
Sales / Payments	(48)	(8)
Settlements	(37)	(6)
Transfers into Level 3	117	8
Transfers (out) of Level 3	(367)	(200)
Foreign currency translation	12	(6)
Ending balance	517	402
Gains (losses) included in earnings relating to instruments still held at the reporting date	(6)	5
FVTPL | Recurring fair value measurement | Level 3 | Debt securities | Previously stated
Changes in fair value measurement, assets [abstract]
Beginning balance	402
Ending balance		402
FVTPL | Recurring fair value measurement | Level 3 | Equity securities
Changes in fair value measurement, assets [abstract]
Beginning balance	113	101
Included in net income	20	13
Included in OCI	0	0
Purchases / Issuances	77	18
Sales / Payments	(1)	(19)
Settlements	0	0
Transfers into Level 3	0	0
Transfers (out) of Level 3	0	0
Foreign currency translation	2	0
Ending balance	211	113
Gains (losses) included in earnings relating to instruments still held at the reporting date	19	9
FVTPL | Recurring fair value measurement | Level 3 | Equity securities | Previously stated
Changes in fair value measurement, assets [abstract]
Beginning balance	113
Ending balance		113
FVTPL | Recurring fair value measurement | Level 3 | Mortgages and loans
Changes in fair value measurement, assets [abstract]
Beginning balance	2,056	2,054
Included in net income	33	119
Included in OCI	0	0
Purchases / Issuances	240	293
Sales / Payments	(133)	(75)
Settlements	(21)	(7)
Transfers into Level 3	439	382
Transfers (out) of Level 3	(320)	(710)
Foreign currency translation	6	0
Ending balance	2,300	2,056
Gains (losses) included in earnings relating to instruments still held at the reporting date	30	112
FVTPL | Recurring fair value measurement | Level 3 | Mortgages and loans | Previously stated
Changes in fair value measurement, assets [abstract]
Beginning balance	2,056
Ending balance		2,056
FVOCI | Recurring fair value measurement | Level 3 | Debt securities
Changes in fair value measurement, assets [abstract]
Beginning balance	187	52
Included in net income	0	0
Included in OCI	5	3
Purchases / Issuances	335	153
Sales / Payments	(47)	(6)
Settlements	(50)	(6)
Transfers into Level 3	62	0
Transfers (out) of Level 3	(341)	(8)
Foreign currency translation	0	(1)
Ending balance	151	187
Gains (losses) included in earnings relating to instruments still held at the reporting date	0	0
FVOCI | Recurring fair value measurement | Level 3 | Debt securities | Previously stated
Changes in fair value measurement, assets [abstract]
Beginning balance	187
Ending balance		187
FVOCI | Recurring fair value measurement | Level 3 | Equity securities
Changes in fair value measurement, assets [abstract]
Beginning balance	68	70
Included in net income	0	0
Included in OCI	0	0
Purchases / Issuances	0	0
Sales / Payments	0	(1)
Settlements	0	0
Transfers into Level 3	0	0
Transfers (out) of Level 3	0	0
Foreign currency translation	6	(1)
Ending balance	74	68
Gains (losses) included in earnings relating to instruments still held at the reporting date	0	0
FVOCI | Recurring fair value measurement | Level 3 | Equity securities | Previously stated
Changes in fair value measurement, assets [abstract]
Beginning balance	68
Ending balance		68
FVOCI | Recurring fair value measurement | Level 3 | Mortgages and loans
Changes in fair value measurement, assets [abstract]
Beginning balance	0	16
Included in net income	0	(8)
Included in OCI	0	1
Purchases / Issuances	22	8
Sales / Payments	0	(17)
Settlements	0	0
Transfers into Level 3	6	0
Transfers (out) of Level 3	(15)	0
Foreign currency translation	0	0
Ending balance	13	0
Gains (losses) included in earnings relating to instruments still held at the reporting date	0	(8)
FVOCI | Recurring fair value measurement | Level 3 | Mortgages and loans | Previously stated
Changes in fair value measurement, assets [abstract]
Beginning balance	$ 0
Ending balance		$ 0